Fair Value Measurements - Change in Fair Value of Derivative Liabilities (Details) - Fair Value, Inputs, Level 3 - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance	$ 5,340,000	$ 13,728,750
Transfer of Public Warrants to Level 1 Measurement		(9,056,250)
Change in fair value of derivative liabilities - Level 3	(1,780,000)	667,500	523,000
Derivative liabilities, ending balance- Level 3	$ 3,560,000	$ 5,340,000	13,728,750
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Issuance of Public Warrants - Level 3			8,711,250
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Issuance of Public Warrants - Level 3			$ 4,494,500
Rigetti Holdings [Member] | Convertible Notes [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance				$ 26,892,459	$ 1,751,342
Issuance of Public Warrants - Level 3				0	19,950,000
Settlement				(26,892,459)	0
Change in fair value of derivative liabilities - Level 3				0	5,191,117
Derivative liabilities, ending balance- Level 3				0	26,892,459
Rigetti Holdings [Member] | Simple Agreement For Future Equity [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance				1,882,397	0
Issuance of Public Warrants - Level 3				0	1,500,000
Settlement				(1,882,397)	0
Change in fair value of derivative liabilities - Level 3				0	382,397
Derivative liabilities, ending balance- Level 3				0	1,882,397
Rigetti Holdings [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance				0	122,000
Issuance of Public Warrants - Level 3				0	0
Settlement				0	(122,000)
Change in fair value of derivative liabilities - Level 3				0	0
Derivative liabilities, ending balance- Level 3				$ 0	$ 0